Segment Information, Geographic Data, and Significant Customers	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 14.  Segment Information, Geographic Data, and Significant Customers

Operating segments are defined as component of the Company’s business for which separate financial information is available that is evaluated by the Company’s chief operating decision maker in deciding how to allocate resources and assessing performance. The Company presently has only one operating segment.

Revenue by geographic areas for the years ended December 31, 2014 and 2013, are as follows:

	Year Ended December 31,
	2014	2013

United States	$3,559,154	$105,251
International:
Canada	234,302	165,329
Asia Pacific(1)	1,287,436	979,437
Europe	920,450	54,730

Total revenue	$6,001,342	$1,304,747

__________

(1)  Sales to Asia Pacific included approximately $665,000 and $647,000 to Japan in 2014 and 2013, respectively, and $457,000 and $330,000 to China in 2014 and 2013, respectively.

Revenues are attributed to geographical areas based on where the Company’s products are shipped.

Customers accounting for more than 10% of either total revenues during the years ended December 31, 2014 or 2013, or accounts receivable as at December 31, 2014 or 2013, are tabulated as follows:

	Revenues, Year Ended December 31,				Accounts Receivable, December 31,
	2014		2013		2014		2013

Customer A	$168,274	3%	$—	—	$179,499	12%	$—	—
Customer B	$188,117	3%	$—	—	$170,354	12%	$—	—
Customer C	$500,000	8%	$458,333	35%	$—	—	$—	—
Customer D	$261,507	4%	$191,271	15%	$29,654	2%	$65,600	18%
Customer E	$3,933	0%	$188,552	14%	$—	—	$19,646	5%
Customer F	$164,529	3%	$162,779	12%	$—	—	$170,071	46%
Customer G	$4,500	0%	$138,328	11%	$—	—	$17,808	5%

Long-lived assets by geographic areas as of December 31, 2014 and 2013, are as follows:

	2014	2013

United States	$856,546	$250,295
Europe	12,758	19,323
		—
Total long-lived assets	$869,304	$269,618